Contract liabilities	12 Months Ended
Dec. 31, 2021
Contract Liabilities [Abstract]
Contract liabilities
22.	Contract liabilities

Contract liabilities comprise entirely deferred revenue in respect of the Mallinckrodt, AstraZeneca plc, and Hansoh Research collaborations.

	December 31,
	2021	2020
	£000s	£000s
Contract liabilities:
Current	4,247	17,042
Non-current	72,501	51,337
Total contract liabilities	76,748	68,379

	Current	Non-current	Total
	£000s	£000s	£000s
Contract liabilities:
At January 1, 2020	2,478	15,515	17,993
Additions during period	19,779	35,822	55,601
Revenue unwound during period	(5,215)	-	(5,215)
At December 31, 2020	17,042	51,337	68,379
At January 1, 2021	17,042	51,337	68,379
Additions during period	4,166	16,226	20,392
Revenue unwound during period	(12,023)	-	(12,023)
Program rephasing	(4,938)	4,938	-
At December 31, 2021	4,247	72,501	76,748